Shareholder Report, Line Graph (Details) WE0000000002509A_Dimensional World ex U.S. Core Equity 2 ETF_Single_TSR Annual {Single} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Dimensional World ex U.S. Core Equity 2 ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Dimensional World ex U.S. Core Equity 2 ETF – NAV
Accumulated Value	$ 17,602	$ 14,339	$ 12,605	$ 16,342	$ 12,085	$ 12,679	$ 11,697	$ 13,024	$ 10,348	$ 10,000	$ 22,316
MSCI All Country World ex USA IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex USA IMI Index (net div.)
Accumulated Value	16,817	13,535	12,127	16,206	12,380	12,667	11,419	12,472	10,075	10,000	$ 20,957
MSCI All Country World ex USA Index (net div.)
Account Value [Line Items]
Accumulated Value	$ 16,757	$ 13,477	$ 12,025	$ 15,976	$ 12,321	$ 12,652	$ 11,370	$ 12,392	$ 10,022	$ 10,000	$ 20,934